EQUITY (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options Plan [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	$ 63	$ 56	$ 37
Restricted Stock Units [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	28	24	17
Omnibus Long Term Share Incentive Plan [Member]
Employee Service Share Based Compensation Aggregate Disclosures Abstract
Restricted stock units RSUs	91	80	54
Tax effect on stock-based compensation expense	13	11	10
Net effect	$ 78	$ 69	$ 44